Significant accounting policies (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Description of recognize a short-term leases and leases of low-value assets	The Company applies the short-term lease recognition exemption to its short-term leases of properties (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value (i.e., below $5,000).
Lease liabilities recognized as at the date of initial application		$ 3,322
Right-of-use assets	$ 4,821		[1]
January 1, 2019 [Member]
Statement Line Items [Line Items]
Lease liabilities recognized as at the date of initial application	3,322
Right-of-use assets	4,352
Lease liabilities recognized	4,694
Lease inducements value	$ 223
Remaining lease payments discounted rate	6.00%

[1]	The consolidated statement of Financial position as at December 31, 2019 reflects the adoption of IFRS 16 on January 1, 2019. The comparative information has not been restated.